Transactions with Related Parties - Summary of Related Party Transactions (Detail) - Related Parties [Member] - USD ($)	5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 14, 2024	Dec. 31, 2023	Dec. 31, 2024	Apr. 10, 2025	Dec. 31, 2024	Jul. 14, 2024	Dec. 31, 2023
Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 2,000					$ 25,500		$ 5,500
Commission – vessel purchased [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	390,000					161,900		430,000
Executive compensation on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						445,866		252,785
Rental expense on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						33,422
Interest Expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		$ 1,636,640	$ 1,363,360	$ 824,065	$ 0	2,460,705	$ 0	1,363,360
Brave Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						586,960		245,520
Brave Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						522,628		283,141
Brave Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						109,167		43,750
Stealth Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	77,440					0		150,480
Stealth Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	40,833					0		57,125
Stealth Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	5,000					0		30,000
Former Parent [Member] | General and administrative expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 121,327					$ 0		$ 268,089